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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.



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 1.    Name and address of issuer:

       ISI Strategy Fund, Inc.
       40 West 57th Street, 18th Floor
       New York, New York 10019
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classesof securities of the issuer, check the box but do not list series or
       classes):   [X]

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 3.    Investment Company Act File Number:

       811-8291

       Securities Act File Number:

       333-31127

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 4(a). Last day of fiscal year for which this Form is filed:

       October 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
        REGISTRATION FEE DUE.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.



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 5.    Calculation of registration fee:
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
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          (i)    Aggregate sale price of securities sold during the
                 fiscal year pursuant to section 24(f):                                         $14,278,984
                                                                                                -----------
          (ii)   Aggregate price of securities redeemed or
                 repurchased during the fiscal year:                            $12,046,141
                                                                                -----------
          (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October
                 11, 1995 that were not previously used to reduce
                 registration fees payable to the Commission:                   $         0
                                                                                -----------
          (iv)   Total available redemption credits [add Items 5(ii) and
                 5(iii)].                                                                   -   $12,046,141
                                                                                                -----------
          (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:                                          $ 2,232,843
                                                                                                -----------
          (vi)   Redemption credits available for use in future years -- if
                 Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:                                                    $         0
                                                                                -----------
          (vii)  Multiplier for determining registration fee (See                               $ 0.0001070
                 Instruction C.9):
                                                                                                -----------
          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
                 (enter "0" if no fee is due):                                              =   $       239
                                                                                                ===========
-----------------------------------------------------------------------------------------------------------
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
          11, 1997, then report the amount of securities (number of shares or other units) deducted here:

          Not applicable

          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

          Not  applicable
-----------------------------------------------------------------------------------------------------------
7.        Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                            +   $         0
                                                                                                -----------

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
-----------------------------------------------------------------------------------
8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                           =   $239
                                                                               ----
-----------------------------------------------------------------------------------
9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:  January 26, 2007

      Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means
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


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Frederick Skillin
                                    ---------------------
                                    Frederick Skillin
                                    Assistant Treasurer

Date:  January 22, 2007

* Please print the name and title of the signing officer below the signature.